Note 15 - Subsequent Events (Details) (Subsequent Event [Member], USD $)	1 Months Ended
Oct. 31, 2013
Note 15 - Subsequent Events (Details) [Line Items]
Number Of Vessels	2
ContractualObligationNumberOfQuarterlyInstallments	32
Vessel Cost [Member] | Minimum Employment Condition [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Contractual Obligation (in Dollars)	$ 21,700,000
ContractualObligationPercentageOfFairMarketValue	70.00%
Vessel Cost [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Contractual Obligation (in Dollars)	$ 20,150,000
ContractualObligationPercentageOfFairMarketValue	65.00%